Deposits - Scheduled Maturities of Time Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Time Deposits Less than $100
3 months or less	$ 47,188	$ 45,072
3 months - 6 months	80,000	55,263
6 months - 12 months	98,889	59,226
1 year - 2 years	63,783	120,247
2 years - 3 years	18,616	33,529
3 years - 4 years	27,196	12,471
4 years - 5 years	7,168	15,813
Over 5 years	191	1,173
Time Deposits Less than $100	343,031	342,794
Time Deposits $100 or More
3 months or less	47,607	39,112
3 months - 6 months	57,418	42,553
6 months - 12 months	75,991	64,662
1 year - 2 years	56,582	86,229
2 years - 3 years	44,568	26,923
3 years - 4 years	21,903	22,199
4 years - 5 years	4,866	11,948
Over 5 years	392	720
Time Deposits $100 or More	$ 309,327	$ 294,346